Annual Total Returns - BLACKROCK LIFEPATH INDEX 2040 FUND (Investor A, Institutional) [BarChart] - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2040 FUND - Investor A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	14.63%
Annual Return 2013	18.38%
Annual Return 2014	6.62%
Annual Return 2015	(0.85%)
Annual Return 2016	7.72%
Annual Return 2017	19.56%
Annual Return 2018	(7.30%)
Annual Return 2019	24.62%
Annual Return 2020	13.78%